Stock Option Plan - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended			12 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		89 Months Ended	98 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 07, 2013	Dec. 31, 2011 New Chief Medical Officer	Dec. 31, 2011 New President and Chief Executive Officer	Dec. 31, 2011 Employees and Consultants	Sep. 30, 2013 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Maximum Employees and Consultants	Sep. 30, 2013 Minimum	Dec. 31, 2011 Minimum	Dec. 31, 2011 Minimum Employees and Consultants	Sep. 30, 2013 2005 Plan	Sep. 30, 2012 2005 Plan	Sep. 30, 2013 2005 Plan	Sep. 30, 2012 2005 Plan	Dec. 31, 2012 2005 Plan	Dec. 31, 2011 2005 Plan	Dec. 31, 2012 2005 Plan	Sep. 30, 2013 2005 Plan	Jan. 14, 2013 2005 Plan	Apr. 25, 2011 2005 Plan	Jun. 03, 2008 2005 Plan	Sep. 30, 2013 2005 Plan Maximum	Dec. 31, 2012 2005 Plan Maximum	Sep. 30, 2013 2005 Plan Minimum	Dec. 31, 2012 2005 Plan Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance under 2005 Plan	70,276		501,168	11,155,295																		945,276	875,000	373,831
Term of stock options granted under 2005 Plan (in years)	10 years	10 years
Stock option vesting period																									4 years	4 years	3 years	3 years
Stock options issued	182,937
Fair value of options vested under 2005 Plan														$ 147,080	$ 117,228	$ 691,884	$ 446,897	$ 863,892	$ 443,507	$ 3,218,757	$ 3,907,447
Total unrecognized estimated compensation cost related to stock options	$ 954,680	$ 1,100,000
Total unrecognized estimated compensation cost related to stock options, recognition period	1 year 3 months 18 days	1 year 6 months
Shares available for future grants and awards	2,500	112,661
Share-based compensation arrangement by share-based payment award, fair value assumptions, exercise price					$ 8.00	$ 8.00				$ 19.36			$ 8.00
Expected Term					10 years	10 years	10 years	6 years	10 years		4 years	5 years
Options granted under the Plan	182,938		631,789		218,750	294,297